PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
105,846	Vanguard Global ex-U.S. Real Estate ETF	$6,201,517	1.0
83,060	Vanguard Real Estate ETF	7,745,345	1.2
111,527	Vanguard Russell 1000 Growth ETF	18,308,273	3.0
155,208	Vanguard Value ETF	17,324,317	2.8

	Total Exchange-Traded Funds (Cost $48,179,747)	49,579,452	8.0

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 91.7%
470,524	Voya Index Plus LargeCap Portfolio - Class I	12,454,764	2.0
727,030	Voya Intermediate Bond Fund - Class R6	7,590,193	1.2
456,193	Voya Large-Cap Growth Fund - Class R6	21,003,144	3.4
1,037,159	Voya MidCap Opportunities Portfolio - Class I	13,472,690	2.2
3,649,421	Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,537,594	7.0
7,850,176	Voya Multi-Manager International Equity Fund - Class I	87,058,452	14.1
6,027,622	Voya Multi-Manager International Factors Fund - Class I	56,358,265	9.1
1,424,256	Voya Multi-Manager Mid Cap Value Fund - Class I	14,328,013	2.3
1,080,485	Voya Short Term Bond Fund - Class R6	10,664,385	1.7
1,187,780	Voya Strategic Income Opportunities Fund - Class R6	12,246,008	2.0
1,777,965	Voya U.S. High Dividend Low Volatility Fund - Class R6	21,851,187	3.5
6,078,792	Voya U.S. Stock Index Portfolio - Class I	95,923,344	15.5
2,612,045	VY® Invesco Comstock Portfolio - Class I	47,382,502	7.6
1,052,824	VY® JPMorgan Small Cap Core Equity Portfolio Class I	18,508,653	3.0
2,160,108	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	61,001,442	9.8
546,367	VY® T. Rowe Price Growth Equity Portfolio - Class I	45,129,925	7.3

	Total Mutual Funds
	(Cost $578,679,109)	568,510,561	91.7

	Total Investments in Securities (Cost $626,858,856)	$618,090,013	99.7
	Assets in Excess of Other Liabilities	1,763,739	0.3
	Net Assets	$619,853,752	100.0

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,579,452	$–	$–	$49,579,452
Mutual Funds	568,510,561	$–	$–	568,510,561
Total Investments, at fair value	$618,090,013	$–	$–	$618,090,013
Other Financial Instruments+
Futures	344,439	–	–	344,439
Total Assets	$618,434,452	$–	$–	$618,434,452
Liabilities Table
Other Financial Instruments+
Futures	$(379,603)	$–	$–	$(379,603)
Total Liabilities	$(379,603)	$–	$–	$(379,603)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	120	12/20/19	$9,150,000	$(269,653)
S&P 500® E-Mini	43	12/20/19	6,403,775	(63,077)
U.S. Treasury Ultra Long Bond	34	12/19/19	6,524,813	163,538
			$22,078,588	$(169,192)
Short Contracts:
Mini MSCI EAFE Index	(67)	12/20/19	(6,359,640)	6,732
Mini MSCI Emerging Markets Index	(188)	12/20/19	(9,417,860)	174,169
U.S. Treasury 10-Year Note	(49)	12/19/19	(6,385,313)	(46,873)
			$(22,162,813)	$134,028

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,728,572	$393,876	$(17,653,656)	$531,208	$-	$-	$1,481,462	$-
Voya Floating Rate Fund - Class I	9,774,415	95,216	(10,359,550)	489,919	-	38,387	(309,697)	-
Voya Index Plus LargeCap Portfolio - Class I	42,080,982	2,732,876	(36,795,039)	4,435,945	12,454,764	187,052	1,798,530	1,029,791
Voya Intermediate Bond Fund - Class R6	23,724,672	9,397,187	(26,595,883)	1,064,217	7,590,193	441,554	(75,028)	-
Voya International Index Portfolio - Class I	44,623,675	1,740,921	(49,711,179)	3,346,583	-	-	2,077,628	-
Voya Large Cap Value Fund - Class R6	22,434,204	1,756,766	(27,392,858)	3,201,888	-	122,239	(302,648)	-
Voya Large-Cap Growth Fund - Class R6	42,103,213	2,455,784	(33,677,651)	10,121,798	21,003,144	-	(1,828,605)	-
Voya MidCap Opportunities Portfolio - Class I	19,682,117	2,560,874	(9,716,061)	945,760	13,472,690	16,854	1,070,365	1,598,677
Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,110,566	5,349,866	(4,448,861)	3,526,023	43,537,594	-	1,334,959	-
Voya Multi-Manager International Equity Fund - Class I	50,293,499	38,270,706	(7,676,077)	6,170,324	87,058,452	-	(340,313)	-
Voya Multi-Manager International Factors Fund - Class I	39,056,534	18,857,142	(5,171,685)	3,616,274	56,358,265	-	53,701	-
Voya Multi-Manager Mid Cap Value Fund - Class I	19,614,055	1,422,534	(10,404,435)	3,695,859	14,328,013	-	(236,119)	-
Voya Short Term Bond Fund - Class R6	-	11,731,798	(1,179,687)	112,274	10,664,385	108,834	8,998	-
Voya Small Company Portfolio - Class I	16,829,602	393,876	(22,506,948)	5,283,470	-	-	(2,211,158)	-
Voya Strategic Income Opportunities Fund - Class R6	-	13,491,700	(1,355,441)	109,749	12,246,008	255,946	9,336	-
Voya U.S. Bond Index Portfolio - Class I	11,166,307	1,293,367	(12,265,735)	(193,939)	-	84,178	417,682	-
Voya U.S. High Dividend Low Volatility Fund - Class I	11,214,062	10,706,996	(22,928,390)	1,007,332	-	188,348	75,334	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	20,628,914	(12,856)	1,235,129	21,851,187	-	1,077	-
Voya U.S. Stock Index Portfolio - Class I	31,315,115	76,468,308	(13,944,794)	2,084,715	95,923,344	262,934	34,179	5,296,231
VY® Invesco Comstock Portfolio - Class I	42,710,314	9,782,974	(6,022,829)	912,043	47,382,502	225,433	737,888	4,345,531
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	21,819,878	(1,035,029)	(2,276,196)	18,508,653	94,202	(77,535)	1,851,471
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	-	67,999,989	(6,155,870)	(842,677)	61,001,442	218,453	(56,352)	3,121,709
VY® T. Rowe Price Growth Equity Portfolio - Class I	42,093,423	7,708,879	(6,992,387)	2,320,010	45,129,925	87,113	332,896	5,038,356
	$524,555,327	$327,060,427	$(334,002,901)	$50,897,708	$568,510,561	$2,331,527	$3,996,580	$22,281,766

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Solution 2045 Portfolio	as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $633,547,452.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,296,344
Gross Unrealized Depreciation	(20,788,947)

Net Unrealized Depreciation	$(15,492,603)